Schedule II Supplementary Insurance Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplementary Insurance Information, by Segment [Line Items]
Deferred acquisition costs	$ 118,319	$ 104,002	$ 92,245
Deferred sales inducements	19,510	18,345	18,745	22,756
Account balances and future policy benefit reserves	691,011	578,120	693,404
Unearned premiums	1,518	1,559	1,539
Policy and contract claims	2,787	1,528	2,684
Net premium and policy fees	61,716	50,733	40,192
Interest and similar income, net	28,850	29,664	30,850
Net benefits	145,472	(40,445)	19,904
Net change in deferred sales inducements	(1,579)	2,342	3,666
Net change in deferred acquisition costs	(15,064)	(6,163)	4,430
Other operating expenses	39,789	35,519	35,140
Individual Annuities
Supplementary Insurance Information, by Segment [Line Items]
Deferred acquisition costs	115,271	100,897	89,006
Deferred sales inducements	19,510	18,345	18,745
Account balances and future policy benefit reserves	670,265	561,358	678,701
Net premium and policy fees	58,728	47,281	36,997
Interest and similar income, net	27,284	28,590	29,905
Net benefits	140,536	(44,376)	17,250
Net change in deferred sales inducements	(1,579)	2,342	3,664
Net change in deferred acquisition costs	(15,088)	(6,440)	4,657
Other operating expenses	38,886	34,595	34,590
Other investments
Supplementary Insurance Information, by Segment [Line Items]
Deferred acquisition costs	3,048	3,105	3,239
Account balances and future policy benefit reserves	20,746	16,762	14,703
Unearned premiums	1,518	1,559	1,539
Policy and contract claims	2,787	1,528	2,684
Net premium and policy fees	2,988	3,452	3,195
Interest and similar income, net	1,566	1,074	945
Net benefits	4,936	3,931	2,654
Net change in deferred sales inducements			2
Net change in deferred acquisition costs	24	277	(227)
Other operating expenses	$ 903	$ 924	$ 550